Consolidated statement of cash flows (Parentheticals) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Statements [Line Items]
Contributions from/(distributions to) non-controlling interests	$ 2,841 [1]
Stonepeak
Statements [Line Items]
Contributions from/(distributions to) non-controlling interests	2,594
Williams
Statements [Line Items]
Contributions from/(distributions to) non-controlling interests	$ 98

[1]	1.Includes capital contribution of $2,594 million from Stonepeak and $98 million from Williams for the development of Louisiana LNG. Refer to Note B.9 for details.